SCHEDULE OF PURCHASES FROM SUPPLIERS (Details) - Five Largest Suppliers [Member]	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Garment Manufacturing Segment [Member]
Concentration Risk [Line Items]
Percent of inventory purchase	99.30%	98.70%
Logistic Services Segment [Member]
Concentration Risk [Line Items]
Percent of inventory purchase	96.40%	49.90%
Property Management and Subleasing [Member]
Concentration Risk [Line Items]
Percent of inventory purchase	100.00%	100.00%
Eepidemic Prevention Supplies [Member]
Concentration Risk [Line Items]
Percent of inventory purchase	100.00%	90.80%